Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 45,598,620	$ 66,232,757	$ 64,565,269
Cost of revenues	(36,534,358)	(49,961,793)	(47,211,911)
Gross Profit	9,064,262	16,270,964	17,353,358
Operating expenses:
Selling and marketing expenses	(4,875,650)	(5,813,307)	(6,270,237)
General and administrative expenses	(5,270,966)	(4,922,075)	(5,982,887)
Total operating expenses	(10,146,616)	(10,735,382)	(12,253,124)
(Loss) income from operations	(1,082,354)	5,535,582	5,100,234
Other income (loss):
Other income	1,366,394	99,006	471,899
Other expenses	(31,095)	(234,269)	(661,492)
Interest expense	(684,358)	(425,791)	(444,747)
Total other income (loss), net	650,941	(561,054)	(634,340)
(Loss) income before income tax expenses	(431,413)	4,974,528	4,465,894
Income tax credit (expenses)	77,302	(897,157)	(800,084)
Net (loss) income	(354,111)	4,077,371	3,665,810
Other Comprehensive Loss
Foreign currency translation adjustment	(3,076,878)	(1,108,733)	2,215,358
Total Comprehensive (Loss) Income	$ (3,430,989)	$ 2,968,638	$ 5,881,168
Net (loss) income per share attributable to ordinary shareholders - basic (in Dollars per share)	$ (0.03)	$ 0.41	$ 0.37
Weighted average number of ordinary shares used in computing net (loss) income per share - basic (in Shares)	10,301,370	10,000,000	10,000,000